Net Income (Loss) Per Unit - Computation of Basic and Diluted Net Loss Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to common unitholders - Basic	$ (8,858)	$ (7,705)
Net loss attributable to common unitholders - Diluted	$ (8,858)	$ (7,705)
Basic weighted-average common units outstanding (in shares)	1,529,937	1,525,791
Effecting of dilutive securities:
Series A preferred units (in units)	0	0
Restricted units (in units)	0	0
Diluted weighted-average common units outstanding (in units)	1,529,937	1,525,791
Basic net loss per common unit (in USD per unit)	$ (5.79)	$ (5.04)
Diluted net loss per common unit (in USD per unit)	$ (5.79)	$ (5.04)